Financial Assets and Liabilities - Movements in Level 3 Fair Value Measurements (Details) - Level 3 [member] - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	€ 157,950	€ 0
Additions	0	142,467
Remeasurement recognized in financial income or expense	(71,565)	(40,436)
Ending balance	€ 86,385	€ 102,031